MERRILL LYNCH
                                  RETIREMENT
                                  RESERVES
                                  MONEY FUND

                                  Merrill Lynch
                                  Retirement Series Trust

                                STRATEGIC
                                     Performance

                                  Annual Report
                                  October 31, 1997

Merrill Lynch Retirement Reserves Money Fund                    October 31, 1997

DEAR SHAREHOLDER

For the year ended October 31, 1997, Merrill Lynch Retirement Reserves Money Fund's net annualized yield was 5.26%.* For the six-month period ended October 31, 1997, the Fund's net annualized yield was 5.21%.* The Fund's 7-day yield as of October 31, 1997 was 5.24%.

The average portfolio maturity for Merrill Lynch Retirement Reserves Money Fund at October 31, 1997 was 77 days, compared to 63 days at April 30, 1997.

The Environment

The six-month period ended October 31, 1997 was marked by increasing volatility in world stock and bond markets. The difficulties began in Southeast Asia. Following the currency devaluations in several Southeast Asian countries this summer, the Hong Kong dollar--the value of which is pegged to the US dollar--came under speculative attack in foreign currency markets. Monetary authorities in Hong Kong raised interest rates to support the currency, and the Hong Kong stock market declined sharply. This event raised investor concerns worldwide regarding the viability of continued global economic growth.

At first, US stock market investors focused on the challenges that would face US multinational corporations in the wake of the poorer Asian economic prospects. The sell-off then broadened to other stocks as well, leading to a decline in the Dow Jones Industrial Average of over 500 points on October 27. Although the decline proved to be short-lived, investor confidence was not definitively restored, and stock market volatility continued. Although the US bond market benefited during periods when investors anticipated slower economic growth, the release of stronger-than-expected economic statistics led to periods of declining bond prices. However, the absence of inflationary pressures prevented a trend toward higher interest rates from developing.

As 1997 draws to a close, investors are likely to continue to focus on the prospects for the US economy. Although the Federal Reserve Board did not tighten monetary policy at its November 12 meeting, it remains to be seen whether US economic growth remains moderate enough and inflationary pressures sufficiently contained to preclude an increase in short-term interest rates.

The Fund's portfolio composition at the end of the October period and as of our last report is detailed below:

--------------------------------------------------------------------------------
                                                    10/31/97             4/30/97
--------------------------------------------------------------------------------
   Bank Notes ............................              9.3%               2.2%
   Certificates of Deposit ...............              3.6                2.2
   Certificates of Deposit--European .....              1.3                 --
   Certificates of Deposit--Yankee .......              5.2                2.0
   Commercial Paper ......................             38.2               37.0
   Corporate Notes .......................             10.4                9.8
   Funding Agreements ....................              0.5                0.5
   Master Notes ..........................              1.5                2.0
   Repurchase Agreements .................             10.1                1.0
   Time Deposits .........................               --                8.4
   US Government, Agency &
   Instrumentality Obligations--
   Discount Notes ........................              1.6                5.9
   US Government, Agency &
   Instrumentality Obligations--
   Non-Discount Notes ....................             20.3               29.5
   Liabilities in Excess of Other Assets .             (2.0)              (0.5)
                                                      -----              -----
   Total .................................            100.0%             100.0%
                                                      =====              =====
--------------------------------------------------------------------------------

In Conclusion

We appreciate your continued interest in Merrill Lynch Retirement Reserves Money Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Arthur Zeikel

Arthur Zeikel
President


/s/ Christopher G. Ayoub

Christopher G. Ayoub
Vice President and Portfolio Manager

November 25, 1997

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 1997

SCHEDULE OF INVESTMENTS                                           (in Thousands)

                              Face     Interest   Maturity       Value
Issue                        Amount      Rate*      Date       (Note 1a)
================================================================================
Bank Notes--9.3%
================================================================================
Bank of America,           $ 40,000      5.93 %   6/24/98     $ 40,009
N.T. & S.A.                  60,000      5.46+    6/30/98       59,968
--------------------------------------------------------------------------------
BankBoston, N.A.             69,500      5.69     3/16/98       69,474
--------------------------------------------------------------------------------
Barclays Bank PLC            70,000      5.65+    4/16/98       69,984
--------------------------------------------------------------------------------
First Bank N.A.,             20,000      5.665+   3/18/98       20,007
Minneapolis
--------------------------------------------------------------------------------
First National Bank          45,000      6.02     6/11/98       45,030
of Chicago
--------------------------------------------------------------------------------
First Tennessee              20,000      6.10     5/15/98       20,018
Bank N.A., Memphis
--------------------------------------------------------------------------------
KeyBank N.A.                 44,000      5.56+    5/06/98       43,990
                             40,000      5.56+    5/19/98       39,990
                             77,400      5.54+    8/20/98       77,355
                            100,000      5.54+    8/28/98       99,944
                             85,000      5.90     9/17/98       85,020
--------------------------------------------------------------------------------
Morgan Guaranty              65,000      5.615+   2/19/98       64,989
Trust Company of NY
--------------------------------------------------------------------------------
Northern Trust Co.,          25,000      5.96     6/17/98       25,009
Chicago                      14,000      5.95     6/24/98       14,005
--------------------------------------------------------------------------------
PNC Bank N.A.               150,000      5.60+   10/01/98      149,907
--------------------------------------------------------------------------------
Royal Bank of                29,000      5.47+    6/30/98       28,985
Canada
--------------------------------------------------------------------------------
SunTrust Bank,               25,000      5.80     7/24/98       24,987
Atlanta
--------------------------------------------------------------------------------
U.S. National Bank           15,000      5.665+   4/14/98       14,996
of Oregon
--------------------------------------------------------------------------------
Total Bank Notes
(Cost--$993,526) ........................................      993,667
================================================================================
 Certificates of Deposit--3.6%
================================================================================
Chase Manhattan              55,000      5.87     7/21/98       54,996
Bank
--------------------------------------------------------------------------------
Morgan Guaranty              30,000      5.94     3/20/98       29,997
Trust Company               150,000      5.80     7/28/98      149,926
of NY                       100,000      5.77    10/07/98       99,926
--------------------------------------------------------------------------------
World Savings Bank,          50,000      5.53    11/17/97       49,999
FSB
--------------------------------------------------------------------------------
Total Certificates of Deposit
(Cost--$384,935) ........................................      384,844
================================================================================
 Certificates of Deposit--European--1.3%
================================================================================
Abbey National               60,000      5.93     9/17/98       60,029
Treasury Services
PLC, London
--------------------------------------------------------------------------------
Bank of Scotland             20,000      5.93     9/17/98       20,010
Treasury Services
PLC, London
--------------------------------------------------------------------------------
Westdeutsche                 60,000      5.83     8/03/98       59,976
Landesbank
Girozentrale, London
--------------------------------------------------------------------------------
Total Certificates of Deposit--European
(Cost--$140,007) ........................................      140,015
================================================================================
 Certificates of Deposit--Yankee--5.2%
================================================================================
ABN-AMRO Bank              $ 25,000      5.77 %   7/27/98     $ 24,982
N.V., Chicago                30,000      5.77     7/28/98       29,979
--------------------------------------------------------------------------------
Barclays Bank                50,000      5.94     6/30/98       50,014
PLC, NY                      50,000      5.715   10/09/98       49,930
--------------------------------------------------------------------------------
Bayerische                  100,000      5.87    10/27/98      100,015
Hypotheken-und-
Wechsel Bank, NY
--------------------------------------------------------------------------------
Canadian Imperial            55,000      5.79    10/06/98       54,959
Bank of
Commerce, NY
--------------------------------------------------------------------------------
Deutsche Bank, NY            25,000      5.63     2/26/98       24,977
                             22,000      5.94    10/22/98       22,017
--------------------------------------------------------------------------------
Landesbank                   25,000      5.78     1/27/98       24,990
Hessen-Thuringen             25,000      5.78     1/30/98       24,989
Girozentrale, NY             40,000      6.00     6/09/98       40,019
--------------------------------------------------------------------------------
Rabobank                     15,000      5.50    12/05/97       14,995
Nederland, NY
--------------------------------------------------------------------------------
Swiss Bank Corp., NY         25,000      5.95     7/02/98       25,009
--------------------------------------------------------------------------------
Westdeutsche                 25,000      5.94     6/29/98       25,006
Landesbank                   50,000      5.78     7/31/98       49,969
Girozentrale, NY
--------------------------------------------------------------------------------
Total Certificates of Deposit--Yankee
(Cost--$561,809) ........................................      561,850
================================================================================
 Commercial Paper--38.2%
================================================================================
Aesop Funding Corp.           5,000      5.60    11/14/97        4,989
                             20,000      5.60    11/17/97       19,947
                             28,000      5.53    11/19/97       27,918
                             40,000      5.55    11/19/97       39,883
--------------------------------------------------------------------------------
Alpine                       32,000      5.53    11/07/97       31,966
Securitization               78,407      5.53    11/10/97       78,287
Corporation                  76,069      5.56    11/12/97       75,928
--------------------------------------------------------------------------------
American Express             25,000      5.51    12/31/97       24,763
Credit Corporation
--------------------------------------------------------------------------------
American Honda               40,000      5.55    11/04/97       39,975
Finance Corp.
--------------------------------------------------------------------------------
Apreco, Inc.                 20,000      5.53    11/19/97       19,942
--------------------------------------------------------------------------------
Atlantic Asset               24,000      5.53    11/07/97       23,974
Securitization Corp.         13,881      5.55    11/12/97       13,855
                             12,119      5.54    11/18/97       12,085
--------------------------------------------------------------------------------
Bear Stearns                 70,000      5.53    12/19/97       69,471
Companies, Inc.
--------------------------------------------------------------------------------
Countrywide Home             45,000      5.53    11/12/97       44,917
Loans, Inc.                  29,500      5.55    11/12/97       29,445
--------------------------------------------------------------------------------
Dresdner U.S.               125,000      5.52    11/04/97      124,923
Finance Inc.
--------------------------------------------------------------------------------
Eiger Capital Corp.          14,983      5.52    11/14/97       14,951
--------------------------------------------------------------------------------
Eureka                       75,000      5.53    11/17/97       74,804
Securitization, Inc.         40,000      5.54    11/19/97       39,883
                             25,000      5.52    11/20/97       24,923
--------------------------------------------------------------------------------
Finova Capital Corp.         36,500      5.53    11/17/97       36,405
                             37,000      5.55    11/18/97       36,897
                             16,400      5.56     3/19/98       16,047

Merrill Lynch Retirement Reserves Money Fund                    October 31, 1997

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

                              Face     Interest   Maturity       Value
Issue                        Amount      Rate*      Date       (Note 1a)
================================================================================
 Commercial Paper (continued)
================================================================================
Finova Capital             $ 25,000      5.56 %   3/23/98     $ 24,446
Corp. (concluded)            10,000      5.58     4/06/98        9,757
                             50,000      5.62     4/27/98       48,623
--------------------------------------------------------------------------------
Ford Motor Credit            50,000      5.53    12/29/97       49,544
Company                     120,000      5.53    12/30/97      118,886
                             75,000      5.58    12/30/97       74,304
                             88,000      5.60     3/30/98       85,954
--------------------------------------------------------------------------------
General Electric             50,000      5.68    11/25/97       49,807
Capital Corp.               100,000      5.68    12/03/97       99,493
                             68,000      5.545    3/17/98       66,556
                             75,000      5.55     3/23/98       73,338
                             27,000      5.55     4/06/98       26,344
--------------------------------------------------------------------------------
General Electric            200,000      5.52    12/31/97      198,102
Company
--------------------------------------------------------------------------------
General Motors               19,000      5.82    11/03/97       18,991
Acceptance Corp.             50,000      5.72    11/10/97       49,923
                             50,000      5.74    11/20/97       49,846
                             90,000      5.71    12/01/97       89,569
                             50,000      5.65    12/31/97       49,526
                            100,000      5.59     3/02/98       98,109
                             50,000      5.54     3/16/98       48,946
                            100,000      5.55     3/30/98       97,675
--------------------------------------------------------------------------------
Goldman Sachs               125,000      5.53    11/20/97      124,616
Group, L.P.                  50,000      5.69     2/06/98       49,238
--------------------------------------------------------------------------------
Greenwich Funding            50,000      5.53    11/12/97       49,908
Corp.                        50,000      5.57    11/25/97       49,807
--------------------------------------------------------------------------------
International Lease          20,000      5.53    12/12/97       19,871
Finance Corp.
--------------------------------------------------------------------------------
Lehman Brothers             100,000      5.75    11/03/97       99,952
Holdings Inc.
--------------------------------------------------------------------------------
Lexington Parker             50,000      5.55    11/05/97       49,961
Capital Company,             27,674      5.53    11/20/97       27,589
LLC                          55,000      5.55    12/01/97       54,737
                             41,137      5.53    12/04/97       40,922
--------------------------------------------------------------------------------
Lloyds Bank PLC              55,000      5.51    12/29/97       54,498
--------------------------------------------------------------------------------
Mont Blanc Capital           50,000      5.52    11/06/97       49,954
Corp.                        67,093      5.52    11/12/97       66,970
                             50,000      5.53    11/14/97       49,892
--------------------------------------------------------------------------------
National Australia           50,000      5.51    12/29/97       49,544
Funding (Delaware)           36,455      5.53     3/11/98       35,715
Inc.
--------------------------------------------------------------------------------
New Center                  170,000      5.55    12/31/97      168,387
Asset Trust
--------------------------------------------------------------------------------
Old Line Funding             14,159      5.55    11/17/97       14,122
Corp.                        79,341      5.54    11/18/97       79,121
                             56,500      5.55    11/18/97       56,343
--------------------------------------------------------------------------------
Park Avenue                  32,036      5.53    11/20/97       31,938
Receivables Corp.
--------------------------------------------------------------------------------
Three Rivers                 75,000      5.53    11/18/97       74,793
Funding Corp.
--------------------------------------------------------------------------------
Twin Towers Inc.            100,480      5.54    11/20/97      100,171
--------------------------------------------------------------------------------
WCP Funding Inc.             25,000      5.52    11/17/97       24,935
--------------------------------------------------------------------------------
Windmill Funding             50,000      5.55    11/10/97       49,923
Corp.                        38,083      5.57    11/12/97       38,012
                            171,019      5.53%   11/13/97      170,677
                             50,000      5.54    11/14/97       49,892
--------------------------------------------------------------------------------
Total Commercial Paper
(Cost--$4,085,447) ......................................    4,085,405
================================================================================
 Corporate Notes--10.4%
================================================================================
Abbey National               75,000      5.61+    2/10/98       74,986
Treasury Services            65,000      5.59+    2/25/98       64,984
PLC                           5,000      5.93+    3/25/98        5,004
                            100,000      5.65+    4/15/98       99,978
                            175,000      5.54+    6/09/98      174,929
--------------------------------------------------------------------------------
Bank of Scotland             20,000      5.95     6/18/98       20,030
Treasury Services PLC
--------------------------------------------------------------------------------
CIT Group Holdings,          21,500      5.58+    8/17/98       21,485
Inc. (The)                   54,800      5.59     9/30/98       54,756
--------------------------------------------------------------------------------
Credit Suisse                25,000      5.57+    4/14/98       25,002
First Boston Inc.            44,000      5.55+    5/22/98       44,000
--------------------------------------------------------------------------------
First Bank                   29,000      5.605+  11/19/97       29,000
System, Inc.
--------------------------------------------------------------------------------
General Motors               20,000      5.69+    4/17/98       20,006
Acceptance Corp.
--------------------------------------------------------------------------------
IBM Credit Corp.             25,000      5.665+   7/31/98       25,000
--------------------------------------------------------------------------------
International                30,000      5.67     1/28/98       29,994
Business Machines
Corporation
--------------------------------------------------------------------------------
LABS Trust                   92,361      5.656+  12/29/97       92,361
Series 1996-4,
Senior Notes
--------------------------------------------------------------------------------
LABS Trust                   61,738      5.625+  10/21/98       61,738
Series 1997-6,
Senior Notes
--------------------------------------------------------------------------------
LINCS                        50,000      5.625+   1/12/98       50,000
Series 1996-3
--------------------------------------------------------------------------------
Morgan Stanley               15,000      5.68+    2/23/98       15,005
Group, Inc.
--------------------------------------------------------------------------------
Republic Mase                23,000      5.945    6/30/98       23,032
Australia Ltd.
--------------------------------------------------------------------------------
SMM Trust (1997-Q)          182,000      5.625+   1/15/98      182,000
--------------------------------------------------------------------------------
Total Corporate Notes
(Cost--$1,113,213) ......................................    1,113,290
================================================================================
 Funding Agreements--0.5%
================================================================================
Jackson National             50,000      5.686+   5/01/98       50,000
Life Insurance Co.
--------------------------------------------------------------------------------
Total Funding Agreements
(Cost--$50,000) .........................................       50,000
================================================================================
 Master Notes--1.5%
================================================================================
Goldman Sachs               125,000      5.656+   4/28/98      125,000
Group, L.P.                  34,000      5.656+   5/29/98       34,000
--------------------------------------------------------------------------------
Total Master Notes
(Cost--$159,000) ........................................      159,000
--------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund                    October 31, 1997

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

                              Face     Interest   Maturity       Value
Issue                        Amount      Rate*      Date       (Note 1a)
================================================================================
 US Government, Agency & Instrumentality Obligations--
 Discount Notes--1.6%
================================================================================
Federal Farm               $ 15,000      5.38 %   8/21/98     $ 14,334
Credit Banks                 10,000      5.38     9/01/98        9,540
--------------------------------------------------------------------------------
Federal Home                 25,000      5.32     4/28/98       24,324
Loan Bank                    17,500      5.34     7/09/98       16,836
--------------------------------------------------------------------------------
Federal National             40,000      5.58    11/12/97       39,927
Mortgage                      5,000      5.41    10/09/98        4,741
Association                  60,000      5.41    10/16/98       56,833
--------------------------------------------------------------------------------
Total US Government, Agency & Instrumentality
Obligations--Discount Notes (Cost--$166,584) ............      166,535
================================================================================
 US Government, Agency & Instrumentality Obligations--
 Non-Discount Notes--20.3%
================================================================================
Federal Farm                 40,000      5.63+   11/25/97       39,999
Credit Banks                 50,000      5.65     2/03/98       49,968
--------------------------------------------------------------------------------
Federal Home                120,000      5.29+   12/10/97      119,994
Loan Bank                    75,000      5.30+    1/15/98       74,991
                             25,000      5.99     2/09/98       25,006
                             40,000      5.90     6/19/98       40,026
                            108,600      5.57+   10/20/98      108,569
                             15,000      6.12    11/19/98       15,002
                             15,000      6.00    12/17/98       14,999
                              8,000      6.355    6/11/99        8,030
                             20,000      6.08     6/30/99       20,064
                             30,000      5.99     8/11/99       30,011
--------------------------------------------------------------------------------
Federal Home Loan            35,000      5.58+    4/15/98       34,992
Mortgage Corp.                6,900      6.02     3/03/99        6,900
                              5,000      6.205    6/30/99        5,002
                             10,325      6.10     9/10/99       10,342
--------------------------------------------------------------------------------
Federal National             75,000      5.47    12/30/97       74,956
Mortgage                     25,000      5.19     1/08/98       24,970
Association                 150,000      5.51+    1/15/98      149,985
                             70,000      5.57+    3/26/98       69,984
                             83,000      5.30+    3/27/98       82,977
                             65,000      5.59+    4/21/98       64,988
                             60,000      5.34+    4/24/98       59,989
                             38,000      6.00+    5/14/98       38,000
                             20,000      7.85     9/10/98       20,340
                            101,000      5.57+   10/20/98      100,957
                             75,000      5.57+   11/03/98       74,948
                             15,000      5.81    12/01/98       14,983
                             22,150      5.36+   12/14/98       22,129
                             21,850      6.375    5/21/99       21,929
                             26,150      6.16     7/13/99       26,209
                             60,000      5.29+    7/14/99       59,829
                             25,000      5.95     8/05/99       25,000
                             13,500      5.88     8/10/99       13,486
                             17,740      5.98     9/23/99       17,749
                             78,000      5.60+   10/27/99       77,927

--------------------------------------------------------------------------------
Student Loan                 67,075      5.45+    1/21/98       67,095
Marketing                    85,000      5.305+   2/05/98       84,990
Association                  29,200      5.40+    2/17/98       29,196
                             75,000      5.345+   4/21/98       74,992
                             25,000      5.60     8/11/98       24,968
                            100,000      5.35+   11/06/98       99,971
                             15,000      6.02+   11/20/98       15,007
                             51,425      5.80+   12/18/98       51,399
--------------------------------------------------------------------------------
US Treasury Notes            48,000      5.25    12/31/97       47,985
                             13,000      5.00     1/31/98       12,982
                             15,000      5.75     9/30/99       15,023
--------------------------------------------------------------------------------
Total US Government, Agency & Instrumentality
Obligations--Non-Discount Notes
(Cost--$2,168,455) ......................................    2,168,838
--------------------------------------------------------------------------------
Face
Amount                        Issue
================================================================================
 Repurchase Agreements**--10.1%
================================================================================
$100,000              Fuji Securities, Inc., purchased
                      on 10/31/1997 to yield 5.80% to
                      11/03/1997                               100,000
--------------------------------------------------------------------------------
 250,000              HSBC Securities, Inc., purchased
                      on 10/31/1997 to yield 5.80% to
                      11/03/1997                               250,000
--------------------------------------------------------------------------------
 200,000              J.P. Morgan Securities Inc.,
                      purchased on 10/31/1997 to yield
                      5.68% to 11/03/1997                      200,000
--------------------------------------------------------------------------------
 250,000              Nomura Securities International,
                      Inc., purchased on 10/31/1997 to
                      yield 5.78% to 11/03/1997                250,000
--------------------------------------------------------------------------------
 250,000              PaineWebber Inc., purchased on
                      10/31/1997 to yield 5.70% to
                      11/03/1997                               250,000
--------------------------------------------------------------------------------
  31,837              UBS Securities, LLC, purchased
                      on 10/31/1997 to yield 5.72% to
                      11/03/1997                                31,837
--------------------------------------------------------------------------------
Total Repurchase Agreements
(Cost--$1,081,837) .....................................     1,081,837
--------------------------------------------------------------------------------
Total Investments (Cost--$10,904,813)--102.0% ..........    10,905,281
Liabilities in Excess of Other Assets--(2.0%) ..........      (214,936)
                                                           -----------
Net Assets--100.0% .....................................   $10,690,345
                                                           ===========
--------------------------------------------------------------------------------
* Commercial Paper and certain US Government, Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; the interest rates shown are the rates in effect at October 31, 1997.

**    Repurchase Agreements are fully collateralized by US Government
      Obligations.

+     Floating Rate Notes.

      See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 1997

FINANCIAL INFORMATION

==================================================================================================================
 Statement of Assets and Liabilities as of October 31, 1997
==================================================================================================================
Assets:         Investments, at value (identified cost--$10,904,813,468*)
                  (Note 1a) ..................................................                     $10,905,281,465
                Cash .........................................................                             730,491
                Receivables:
                  Interest ................................................... $ 51,158,346
                  Beneficial interest sold ...................................      199,696             51,358,042
                                                                               ------------
                Prepaid registration fees and other assets (Note 1e) .........                             440,147
                                                                                                   ---------------
                Total assets .................................................                      10,957,810,145
                                                                                                   ---------------
------------------------------------------------------------------------------------------------------------------
Liabilities:    Payables:
                  Beneficial interest redeemed ...............................  186,208,583
                  Securities purchased .......................................   74,947,500
                  Investment adviser (Note 2) ................................    3,467,704
                  Dividends to shareholders (Note 1f) ........................        3,937            264,627,724
                                                                               ------------
                Accrued expenses and other liabilities .......................                           2,837,279
                                                                                                   ---------------
                Total liabilities ............................................                         267,465,003
                                                                                                   ---------------
------------------------------------------------------------------------------------------------------------------
Net Assets:     Net assets ...................................................                     $10,690,345,142
                                                                                                   ===============
------------------------------------------------------------------------------------------------------------------
Net Assets      Shares of beneficial interest, $0.10 par value,
Consist of:     unlimited number of shares authorized ........................                     $ 1,068,987,715
                Paid-in capital in excess of par .............................                       9,620,889,430
                Unrealized appreciation on investments--net ..................                             467,997
                                                                                                   ---------------
                Net assets--Equivalent to $1.00 per share based on
                10,689,877,146 shares of beneficial interest outstanding .....                     $10,690,345,142
                                                                                                   ===============
------------------------------------------------------------------------------------------------------------------

            * As of October 31, 1997, net unrealized appreciation for Federal income tax purposes amounted to $145,063, of which $1,085,682 related to appreciated securities and $940,619 related to depreciated securities. The aggregate cost of investments at October 31, 1997 for Federal income tax purposes was $10,905,136,402.

                See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 1997

FINANCIAL INFORMATION

======================================================================================================================
  Statement of Operations
======================================================================================================================
                                                                                                    For the Year Ended
                                                                                                      October 31, 1997
----------------------------------------------------------------------------------------------------------------------
Investment Income    Interest and amortization of premium and discount earned ....                       $ 593,141,521
(Note 1d):
----------------------------------------------------------------------------------------------------------------------
Expenses:            Investment advisory fees (Note 2) ...........................    $  38,870,409
                     Transfer agent fees (Note 2) ................................       14,619,064
                     Registration fees (Note 1e) .................................        1,236,692
                     Printing and shareholder reports ............................          669,209
                     Accounting services (Note 2) ................................          524,387
                     Interest expense ............................................          319,012
                     Custodian fees ..............................................          299,372
                     Professional fees ...........................................           83,881
                     Trustees' fees and expenses .................................           75,354
                     Other .......................................................           91,755
                                                                                      -------------
                     Total expenses ..............................................                          56,789,135
                                                                                                         -------------
                     Investment income--net ......................................                         536,352,386
                                                                                                         -------------
----------------------------------------------------------------------------------------------------------------------
Realized &           Realized gain on investments--net ...........................                             581,438
Unrealized Gain      Change in unrealized appreciation on investments--net .......                            (368,533)
(Loss) on                                                                                                -------------
Investments--Net     Net Increase in Net Assets Resulting from Operations ........                       $ 536,565,291
(Note 1d):                                                                                               =============
----------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 1997

======================================================================================================================
  Statements of Changes in Net Assets
======================================================================================================================
                                                                                                For the
                                                                                              Year Ended
                                                                                              October 31,
                                                                                   -----------------------------------
Increase (Decrease) in Net Assets:                                                       1997               1996
----------------------------------------------------------------------------------------------------------------------
Operations:          Investment income--net ....................................  $    536,352,386   $    457,309,800
                     Realized gain on investments--net .........................           581,438            471,407
                     Change in unrealized appreciation on investments--net .....          (368,533)        (2,850,451)
                                                                                  ----------------   ----------------
                     Net increase in net assets resulting from operations ......       536,565,291        454,930,756
                                                                                  ----------------   ----------------
----------------------------------------------------------------------------------------------------------------------
Dividends &          Investment income--net ....................................      (536,352,386)      (457,309,800)
Distributions to     Realized gain on investments--net .........................          (581,438)          (471,407)
Shareholders                                                                      ----------------   ----------------
(Note 1f):           Net decrease in net assets resulting from dividends and
                     distributions to shareholders .............................      (536,933,824)      (457,781,207)
                                                                                  ----------------   ----------------
----------------------------------------------------------------------------------------------------------------------
Beneficial Interest  Net proceeds from sale of shares ..........................    35,790,703,282     27,785,847,538
Transactions         Net asset value of shares issued to shareholders in
(Notes 1f & 3):      reinvestment of dividends and distributions ...............       536,932,268        457,779,630
                                                                                  ----------------   ----------------
                                                                                    36,327,635,550     28,243,627,168
                     Cost of shares redeemed ...................................   (34,977,150,947)   (27,549,454,162)
                                                                                  ----------------   ----------------
                     Net increase in net assets derived from beneficial interest
                     transactions ..............................................     1,350,484,603        694,173,006
                                                                                  ----------------   ----------------
----------------------------------------------------------------------------------------------------------------------
Net Assets:          Total increase in net assets ..............................     1,350,116,070        691,322,555
                     Beginning of year .........................................     9,340,229,072      8,648,906,517
                                                                                  ----------------   ----------------
                     End of year ...............................................  $ 10,690,345,142   $  9,340,229,072
                                                                                  ================   ================
----------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 1997

FINANCIAL INFORMATION (concluded)

===================================================================================================================================
  Financial Highlights
===================================================================================================================================

   The following per share data and ratios have been derived
   from information provided in the financial statements.                             For the Year Ended October 31,
                                                                   ----------------------------------------------------------------
   Increase (Decrease) in Net Asset Value:                              1997          1996         1995         1994         1993
-----------------------------------------------------------------------------------------------------------------------------------
   Per Share            Net asset value, beginning of year ......  $      1.00    $     1.00   $     1.00   $     1.00   $     1.00
   Operating                                                       -----------    ----------   ----------   ----------   ----------
   Performance:         Investment income--net ..................        .0512         .0509        .0540        .0345        .0279
                        Realized and unrealized gain (loss) on
                        investments--net ........................        .0001        (.0002)       .0015       (.0011)       .0004
                                                                   -----------    ----------   ----------   ----------   ----------
                        Total from investment operations ........        .0513         .0507        .0555        .0334        .0283
                                                                   -----------    ----------   ----------   ----------   ----------
                        Less dividends and distributions:
                          Investment income--net ................       (.0512)       (.0509)      (.0540)      (.0345)      (.0279)
                          Realized gain on investments--net .....       (.0001)       (.0001)      (.0002)          --+      (.0003)
                                                                   -----------    ----------   ----------   ----------   ----------
                        Total dividends and distributions .......       (.0513)       (.0510)      (.0542)      (.0345)      (.0282)
                                                                   -----------    ----------   ----------   ----------   ----------
                        Net asset value, end of year ............  $      1.00    $     1.00   $     1.00   $     1.00   $     1.00
                                                                   ===========    ==========   ==========   ==========   ==========
                        Total investment return .................         5.35%         5.19%        5.55%        3.47%        2.85%
                                                                   ===========    ==========   ==========   ==========   ==========
-----------------------------------------------------------------------------------------------------------------------------------
   Ratios to Average    Expenses ................................          .54%          .56%         .59%         .59%         .62%
   Net Assets:                                                     ===========    ==========   ==========   ==========   ==========
                        Investment income and realized gain
                        on investments--net .....................         5.13%         5.07%        5.43%        3.44%        2.82%
                                                                   ===========    ==========   ==========   ==========   ==========
-----------------------------------------------------------------------------------------------------------------------------------
   Supplemental         Net assets, end of year (in thousands) ..  $10,690,345    $9,340,229   $8,648,907   $7,403,684   $7,066,326
   Data:                                                           ===========    ==========   ==========   ==========   ==========
-----------------------------------------------------------------------------------------------------------------------------------

                  +     Amount is less than $.0001 per share.

                        See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 1997

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Retirement Reserves Money Fund (the "Fund") is a separate Fund offering a separate class of shares of Merrill Lynch Retirement Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which will comprise a series of separate portfolios offering a separate class of shares to participants in the retirement plans for which Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S") acts as passive custodian. At the present time, the Fund is the only series offered. The following is a summary of significant accounting policies consistently followed by the Fund.

(a) Valuation of investments--Investments maturing more than sixty days after the valuation date are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When securities are valued with sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Investments maturing within sixty days from their date of acquisition are valued at amortized cost, which approximates market value.

For the purposes of valuations, the maturity of variable rate certificates of deposit, variable rate commercial paper, short-term corporate bond notes, variable rate Government agency notes and variable rate corporate notes is deemed to be the next coupon date on which the interest rate is to be adjusted. Assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

(b) Repurchase agreements--The Fund invests in US Government securities pursuant to repurchase agreements with a member bank of the Federal Reserve System or a primary dealer in US Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gains or losses on investments.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel,

Merrill Lynch Retirement Reserves Money Fund                    October 31, 1997

NOTES TO FINANCIAL STATEMENTS (concluded)

facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.50% of the Fund's average daily net assets not exceeding $1 billion; 0.45% of average daily net assets in excess of $1 billion but not exceeding $2 billion; 0.40% of average daily net assets in excess of $2 billion but not exceeding $3 billion; 0.375% of average daily net assets in excess of $3 billion but not exceeding $4 billion; 0.35% of average daily net assets in excess of $4 billion but not exceeding $7 billion; 0.325% of average daily net assets in excess of $7 billion but not exceeding $10 billion; and 0.30% of average daily net assets in excess of $10 billion.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or trustees of the Trust are officers and/or directors of MLAM, MLFD, MLFDS, PSI, and/or ML & Co.

3. Shares of Beneficial Interest:

The number of shares purchased and redeemed during the period corresponds to the amounts included in the Statements of Changes in Net Assets with respect to net proceeds from sale of shares and cost of shares redeemed, since shares are recorded at $1.00 per share.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders, Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust as of October 31, 1997, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust as of October 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
December 3, 1997

Merrill Lynch Retirement Reserves Money Fund                    October 31, 1997

IMPORTANT TAX INFORMATION (unaudited)

Merrill Lynch Retirement Reserves Money Fund distributed long-term capital gains of $.0000883 per share to shareholders of record on December 6, 1996.

Please retain this information for your records.

OFFICERS AND TRUSTEES

Arthur Zeikel, President and Trustee
Joe Grills, Trustee
Walter Mintz, Trustee
Robert S. Salomon Jr., Trustee
Melvin R. Seiden, Trustee
Stephen B. Swensrud, Trustee
Terry K. Glenn, Executive Vice President
Joseph T. Monagle Jr., Senior Vice President
Christopher G. Ayoub, Vice President and
   Portfolio Manager
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Barbara G. Fraser, Secretary

Custodian
The Bank of New York
90 Washington Street
New York, NY 10286

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. The Fund seeks to maintain a consistent $1.00 net asset value per share, although this cannot be assured. An investment in the Fund is neither insured nor guaranteed by the US
Government. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Retirement Reserves
Money Fund
Box 9011
Princeton, New Jersey
08543-9011                                 #10262--10/97

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